Debt (Details Narrative)						1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 24, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Dec. 27, 2023 USD ($)	Nov. 27, 2023 USD ($) shares	Dec. 17, 2020	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 03, 2025 USD ($)	Jul. 25, 2025 USD ($)	Apr. 07, 2025 USD ($)	Feb. 10, 2025 USD ($) $ / shares	Jan. 07, 2025 USD ($) $ / shares	Apr. 15, 2024 USD ($)	Apr. 01, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 29, 2023 $ / shares	Aug. 14, 2023 USD ($)	Aug. 10, 2023 USD ($)	Jul. 25, 2022 USD ($)	Sep. 29, 2021 $ / shares
Short-Term Debt [Line Items]
Repayments of secured debt												$ 17,000,000
Senior convertible notes, capitalized discounts, maturity balance												$ 10,500,000
Outstanding debt							$ 23,735,000		$ 23,735,000
Debt instrument, unamortized discount							$ 231,000		$ 231,000
Common stock, shares issued | shares							14,067,416		14,067,416		12,993,962	492,223
Loss on debt extinguishment								$ (7,525,000)		$ (7,525,000)	$ (4,904,000)	$ (19,450,000)
Exercise price per warrant (in dollars per share) | $ / shares																						$ 16,429				$ 6,037.50
Debt Issuance costs												384,000
Interest expense								$ (3,560,000)		$ (12,920,000)
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Deferred loan														$ 200,000
Debt Issuance costs												100,000
Interest expense, borrowings												$ 600,000
Effective interest rate (as a percent)												15.80%	5.70%
Equipment Loan [Member]
Short-Term Debt [Line Items]
Outstanding debt												$ 4,900,000	$ 5,400,000
Debt Issuance costs												300,000
Borrowing Capacity															$ 15,000,000.0
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate					325.00%
Debt Instrument, Term					3 years
Debt instrument number of advances executed												1,600,000	8,000,000.0
Principal payment												$ 2,000,000.0	2,100,000
Interest rate												12.60%
Interest Expense, Debt												$ 600,000
Equipment Loan [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Repayments of secured debt											21,900,000
Debt instrument, repaid, accrued interest											300,000
Loss on debt extinguishment											$ 200,000
Line of Credit [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Borrowing Capacity													$ 27,000,000.0												$ 30,000,000.0
Proceeds												$ 14,000,000.0
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate												5.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]											Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate												0.75%
Repayments of Lines of Credit												$ 17,000,000.0
Senior Convertible Notes [Member]
Short-Term Debt [Line Items]
Securities purchase agreement, issue and sell in offering, aggregate principal amount of notes																								$ 105,000,000
Securities purchase agreement, aggregate principal amount of notes																							$ 70,000,000
Securities purchase agreement, right to purchase																							$ 35,000,000
Securities purchase agreement, note interest rate																							6.00%
Securities purchase agreement, principal amount repaid																							115.00%
Securities purchase agreement, repayment calculation rate																							12.50%
Senior secured convertible notes, principal balance reduction rate																							0.0115
Conversion of debt, shares issued | shares											42.9830
Debt instrument, convertible, conversion ratio											15,000
Conversion price | $ / shares											$ 23.25
Debt instrument, repaid, principal											$ 22,400,000
Deferred loan												4,100,000
Senior convertible notes, capitalized discounts												24,400,000
Senior convertible notes, capitalized discounts, debt derivatives												13,900,000
Senior convertible notes, capitalized discounts, amortized expense												4,700,000
Loss on debt extinguishment, unamortized discount												19,700,000
Outstanding debt												0
Debt instrument, unamortized discount												0
Senior convertible notes, interest paid												1,900,000
Senior convertible notes, accrued interest												$ 7,200,000
Senior Convertible Notes [Member] | Equipment Loan [Member]
Short-Term Debt [Line Items]
Senior convertible notes, accrued interest												41.10%
Secured Notes [Member]
Short-Term Debt [Line Items]
Securities purchase agreement, note interest rate																							6.00%
Securities purchase agreement, principal amount repaid																							120.00%
Debt instrument, unamortized discount							$ 200,000		$ 200,000		300,000
Secured notes, cash payments to note holders			$ 25,000,000.0	$ 16,300,000
Secured notes, aggregate principal amount, repaid			$ 20,800,000	12,500,000
Secured notes, accrued and unpaid interest				1,300,000
Secured notes, aggregate principal amount				$ 57,500,000
Common stock, shares issued | shares				666,667
Secured notes, fair market value				$ 9,400,000
Loss on debt extinguishment											8,000,000.0
Payments of financing costs											$ 200,000
Interest rate				6.00%							6.00%
Secured notes, maturity date			Aug. 01, 2026								Aug. 01, 2026
Secured Notes at repayment price, percentage				120.00%							120.00%
Debt instrument, covenant, minimum liquidity requirement			$ 35,000,000.0	$ 35,000,000																	$ 75,000,000.0
Outstanding debt		$ 875,000
Securities purchase agreement, repayment price		1,050,000
Securities purchase agreement, aggregate principal amount of notes, partial redemption		$ 8,750,000
Debt instrument, frequency of periodic payment											payable quarterly in cash on January 1, April 1, July 1 and October 1 of each year
Debt Issuance costs											$ 500,000
Debt current portion											0
Secured notes, accreting discounts											17,800,000
Secured notes, accreting discounts, amortized to interest expense											13,300,000
Interest expense, borrowings							$ 100,000		$ 100,000		1,200,000
Interest expense											$ 15,400,000
Effective interest rate (as a percent)							8.70%		8.70%		27.70%
Second Secured Notes [Member]
Short-Term Debt [Line Items]
Secured notes, cash payments to note holders																			$ 5,500,000	$ 5,000,000.0
Secured notes, aggregate principal amount, repaid																			$ 4,600,000	$ 4,200,000
Class of warrant or right, unissued | shares																				41,808
Exercise price per warrant (in dollars per share) | $ / shares																				$ 239.22
Third Secured Notes [Member]
Short-Term Debt [Line Items]
Class of warrant or right, unissued | shares		110,000
Exercise price per warrant (in dollars per share) | $ / shares						$ 45.00
Outstanding debt		$ 10,500,000
Redemption payment, start date		Aug. 01, 2024
Secured notes, aggregate principal amount, repaid		$ 4,200,000
Third Old Secured Note [Member]
Short-Term Debt [Line Items]
Outstanding debt						$ 33,500,000
Debt instrument, unamortized discount						8,600,000
Debt For Equity Exchange Member]
Short-Term Debt [Line Items]
Secured notes, cash payments to note holders	$ 26,900,000
Secured notes, aggregate principal amount, repaid	$ 22,400,000
Common stock, shares issued | shares	12,343,423
Loss on debt extinguishment, unamortized deferred financing costs						$ 300,000
Debt instrument accrued interest	$ 400,000
Fair value of common stock issued in exchange transaction	24,600,000
Change in debt extinguished in comparison to fair value of common stock issued	2,600,000
Debt instrument, face amount	$ 5,000,000.0
Third New Secured Note [Member]
Short-Term Debt [Line Items]
Outstanding debt		27,900,000
Debt instrument, unamortized discount		$ 3,300,000
January Note [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																		$ 1.56
Interest rate																		60.00%
Interest expense							$ 800,000		$ 1,500,000
Principal payment																$ 750,000
Debt instrument, face amount																		$ 5,000,000
Note payable amount																		$ 5,750,000
February Note [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares																	$ 1.00
Interest rate																	30.00%
Debt instrument, face amount																	$ 10,000,000
February Note Second Tranche [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense							400,000		400,000
Debt instrument, face amount																	5,000,000
February Note First Tranche [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense							$ 400,000		$ 600,000
Debt instrument, face amount																	$ 5,000,000